UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2012 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--17.9%
Carnival	13,830	443,666
CBS, Cl. B	4,850	164,464
General Motors	5,311a	136,227
Home Depot	7,690	386,884
International Game Technology	9,360	157,154
Johnson Controls	14,360	466,413
Macy's	5,330	211,761
Newell Rubbermaid	22,400	398,944
News, Cl. A	33,390	657,449
NVR	160a	116,213
Omnicom Group	15,060	762,789
Pulte Group	8,400a	74,340
PVH	2,050	183,127
Staples	8,820	142,708
Time Warner	4,213	159,041
Toll Brothers	10,740a	257,653
Viacom, Cl. B	6,840	324,626
Walt Disney	10,490	459,252
		5,502,711
Consumer Staples--6.9%
Avon Products	7,770	150,427
Coca-Cola Enterprises	5,270	150,722
ConAgra Foods	9,690	254,459
CVS Caremark	8,560	383,488
Energizer Holdings	5,700a	422,826
Kraft Foods, Cl. A	7,620	289,636
PepsiCo	6,970	462,460
		2,114,018
Energy--10.4%
Anadarko Petroleum	3,454	270,586
Cameron International	7,240a	382,489
ConocoPhillips	2,910	221,189
EOG Resources	5,251	583,386
Occidental Petroleum	11,380	1,083,717
Schlumberger	4,470	312,587
Valero Energy	12,790	329,598
		3,183,552
Exchange Traded Funds--.6%
iShares Russell 1000 Value Index
Fund	2,440	170,971
Financial--26.1%
American Express	2,690	155,643
Ameriprise Financial	4,830	275,938
Aon	5,930	290,926
Capital One Financial	7,820	435,887

Chubb	5,730	396,000
Citigroup	15,586	569,668
Comerica	10,570	342,045
Franklin Resources	1,230	152,557
Genworth Financial, Cl. A	16,140a	134,285
Goldman Sachs Group	3,350	416,640
JPMorgan Chase & Co.	20,640	949,027
Marsh & McLennan	13,110	429,877
MetLife	11,480	428,778
Moody's	11,250	473,625
NASDAQ OMX Group	5,030a	130,277
PNC Financial Services Group	4,830	311,487
Prudential Financial	4,860	308,075
SunTrust Banks	6,400	154,688
TD Ameritrade Holding	10,690	211,021
U.S. Bancorp	14,360	454,925
Wells Fargo & Co.	29,230	997,912
		8,019,281
Health Care--14.0%
Baxter International	5,180	309,660
Cigna	7,100	349,675
Eli Lilly & Co.	3,220	129,669
Humana	2,550	235,824
Johnson & Johnson	6,330	417,527
McKesson	3,710	325,627
Merck & Co.	16,880	648,192
Mylan	6,460a	151,487
Pfizer	55,370	1,254,684
Thermo Fisher Scientific	2,510	141,514
UnitedHealth Group	5,440	320,634
		4,284,493
Industrial--9.4%
Caterpillar	1,320	140,606
Cooper Industries	3,720	237,894
Eaton	5,820	290,011
FedEx	2,500	229,900
General Electric	45,880	920,812
Honeywell International	5,060	308,913
Hubbell, Cl. B	1,950	153,231
Owens Corning	6,160a	221,945
Pitney Bowes	8,010b	140,816
Stanley Black & Decker	2,920	224,723
		2,868,851
Information Technology--9.7%
Cisco Systems	44,220	935,253
Electronic Arts	17,400a	286,752
Oracle	13,120	382,579
QUALCOMM	11,200	761,824
SanDisk	8,050a	399,200
Texas Instruments	6,530	219,473
		2,985,081
Materials--4.5%

Air Products & Chemicals	1,570	144,126
Celanese, Ser. A	5,990	276,618
Dow Chemical	14,960	518,214
Eastman Chemical	2,740	141,631
International Paper	8,470	297,297
		1,377,886
Total Common Stocks
(cost $27,860,607)		30,506,844
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $131,560)	131,560[c]	131,560
Total Investments (cost $27,992,167)	99.9%	30,638,404
Cash and Receivables (Net)	.1%	29,104
Net Assets	100.0%	30,667,508

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $126,734 and the value of the collateral held by the fund was $131,560.
c	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $2,646,237 of which $3,816,558 related to appreciated investment securities and $1,170,321 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.1
Consumer Discretionary	17.9
Health Care	14.0
Energy	10.4
Information Technology	9.7
Industrial	9.4
Consumer Staples	6.9
Materials	4.5
Exchange Traded Funds	.6
Money Market Investment	.4
99.9

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	30,335,873	-	-	30,335,873
Mutual Funds/Exchange Traded Funds	302,531	-	-	302,531
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2012 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--15.1%
Aaron's	65,700	1,701,630
American Greetings, Cl. A	33,700a	516,958
ANN	34,200b	979,488
Best Buy	21,600	511,488
Bob Evans Farms	54,900a	2,070,828
Brinker International	50,950	1,403,673
Cheesecake Factory	46,600b	1,369,574
Chico's FAS	51,400	776,140
Dillard's, Cl. A	14,500	913,790
GameStop, Cl. A	33,200a	725,088
International Speedway, Cl. A	16,000	444,000
ITT Educational Services	21,700a,b	1,435,238
O'Reilly Automotive	13,300b	1,214,955
Penn National Gaming	17,500b	752,150
PetSmart	36,600	2,094,252
RadioShack	56,800a	353,296
Scholastic	64,400	2,272,032
Sotheby's	23,300	916,622
Tupperware Brands	13,500	857,250
Valassis Communications	31,000b	713,000
Weight Watchers International	7,800a	602,082
Williams-Sonoma	3,600	134,928
Wynn Resorts	3,600	449,568
		23,208,030
Consumer Staples--4.8%
Church & Dwight	54,300	2,671,017
Coca-Cola Enterprises	53,100	1,518,660
Constellation Brands, Cl. A	85,000b	2,005,150
Smithfield Foods	48,700b	1,072,861
Tootsie Roll Industries	3,563a	81,628
		7,349,316
Energy--6.9%
CARBO Ceramics	24,700a	2,604,615
Helix Energy Solutions Group	119,000b	2,118,200
Helmerich & Payne	14,800	798,460
HollyFrontier	39,500	1,269,925
Plains Exploration & Production	39,400b	1,680,410
Superior Energy Services	45,400b	1,196,744
Tesoro	34,700b	931,348
		10,599,702
Financial--19.9%
Alleghany	6,900b	2,270,790
American Capital	49,500b	429,165
American Financial Group	47,975	1,850,875
BRE Properties	15,800c	798,690

Cathay General Bancorp	57,000	1,008,900
Comerica	13,100	423,916
Cousins Properties	5,700c	43,206
Discover Financial Services	24,300	810,162
Highwoods Properties	18,600c	619,752
Hospitality Properties Trust	63,000c	1,667,610
Huntington Bancshares	38,700	249,615
KeyCorp	134,800	1,145,800
Liberty Property Trust	36,100c	1,289,492
Lincoln National	17,300	456,028
Macerich	6,147c	354,989
Mack-Cali Realty	77,300c	2,227,786
Protective Life	34,600	1,024,852
Rayonier	57,750c	2,546,198
Reinsurance Group of America	43,600	2,592,892
SEI Investments	93,900	1,942,791
SL Green Realty	20,500c	1,589,775
StanCorp Financial Group	27,600a	1,129,944
Waddell & Reed Financial, Cl. A	47,900	1,552,439
Webster Financial	95,900	2,174,053
Weingarten Realty Investors	3,200c	84,576
Zions Bancorporation	17,400	373,404
		30,657,700
Health Care--12.3%
Agilent Technologies	21,800	970,318
Charles River Laboratories
International	29,900b	1,079,091
Covance	29,000b	1,381,270
Hill-Rom Holdings	62,500	2,088,125
Humana	12,800	1,183,744
LifePoint Hospitals	19,800b	780,912
Medicis Pharmaceutical, Cl. A	25,600	962,304
Myriad Genetics	4,300b	101,738
ResMed	86,800b	2,682,988
Techne	27,600	1,934,760
Thoratec	63,400b	2,137,214
United Therapeutics	24,700b	1,164,111
Universal Health Services, Cl. B	44,500	1,864,995
Warner Chilcott, Cl. A	33,600b	564,816
		18,896,386
Industrial--13.8%
AECOM Technology	60,600b	1,355,622
AGCO	39,200b	1,850,632
Alaska Air Group	67,200b	2,407,104
Alliant Techsystems	31,000	1,553,720
Corrections Corp. of America	55,000b	1,502,050
Deluxe	35,700	836,094
Gardner Denver	32,900	2,073,358
Iron Mountain	14,100	406,080
KBR	20,600	732,330
Kennametal	42,400	1,888,072
Korn/Ferry International	11,900b	199,325

Nordson	26,100	1,422,711
Pitney Bowes	81,700a	1,436,286
Timken	32,800	1,664,272
URS	45,400	1,930,408
WABCO Holdings	900b	54,432
		21,312,496
Information Technology--13.9%
BMC Software	28,800b	1,156,608
Brocade Communications Systems	74,100b	426,075
CA	83,600	2,304,016
Cadence Design Systems	137,000b	1,622,080
Dolby Laboratories, Cl. A	18,600b	707,916
DST Systems	38,844	2,106,510
FactSet Research Systems	9,600	950,784
Fair Isaac	29,000	1,273,100
IAC/InterActiveCorp	14,400	706,896
Lexmark International, Cl. A	23,100	767,844
LSI	114,700b	995,596
NVIDIA	42,600b	655,614
Plantronics	50,700	2,041,182
QLogic	93,700b	1,664,112
Synopsys	60,600b	1,857,996
Tech Data	41,200b	2,235,512
		21,471,841
Materials--6.1%
CF Industries Holdings	10,300	1,881,295
Domtar	23,800	2,270,044
Minerals Technologies	32,800	2,145,448
NewMarket	9,520	1,784,048
Rockwood Holdings	9,800b	511,070
Steel Dynamics	53,100	772,074
		9,363,979
Telecommunication Services--.8%
Telephone & Data Systems	56,228	1,301,678
Utilities--5.8%
Cleco	41,200	1,633,580
Great Plains Energy	115,100	2,333,077
Hawaiian Electric Industries	70,200a	1,779,570
NV Energy	33,900	546,468
Questar	122,800	2,365,128
Wisconsin Energy	6,800	239,224
		8,897,047
Total Common Stocks
(cost $137,091,769)		153,058,175

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,051,826)	1,051,826[d]	1,051,826
Investment of Cash Collateral for
Securities Loaned--5.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,890,938)	7,890,938[d]	7,890,938
Total Investments (cost $146,034,533)	105.2%	162,000,939
Liabilities, Less Cash and Receivables	(5.2%)	(8,055,066)
Net Assets	100.0%	153,945,873

a	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $7,751,117 and the value of the collateral held by the fund was $7,890,938.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $15,966,406 of which $21,306,521 related to appreciated investment securities and $5,340,115 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.9
Consumer Discretionary	15.1
Information Technology	13.9
Industrial	13.8
Health Care	12.3
Energy	6.9
Materials	6.1
Money Market Investments	5.8
Utilities	5.8
Consumer Staples	4.8
Telecommunication Services	.8
105.2

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	153,058,175	-	-	153,058,175
Mutual Funds	8,942,764	-	-	8,942,764
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2012 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--16.0%
American Public Education	9,260a,b	351,880
Arbitron	13,232	489,319
Arctic Cat	2,900b	124,207
Big 5 Sporting Goods	6,201	48,616
Biglari Holdings	663b	267,090
BJ's Restaurants	9,740b	490,409
Blue Nile	5,392a,b	177,828
Blyth	2,783	208,252
Boyd Gaming	23,190a,b	181,810
Brown Shoe	17,152a	158,313
Brunswick	38,629	994,697
Buckle	11,357a	544,000
Buffalo Wild Wings	7,289b	661,039
Cabela's	17,232b	657,401
Callaway Golf	18,687a	126,324
Capella Education	7,679b	276,060
Career Education	22,690b	182,881
Cato, Cl. A	13,296	367,501
CEC Entertainment	9,616	364,543
Children's Place Retail Stores	10,948b	565,683
Christopher & Banks	13,042	24,258
Coinstar	13,745a,b	873,495
Corinthian Colleges	41,756a,b	172,870
Cracker Barrel Old Country Store	9,645	538,191
Crocs	40,086b	838,599
DineEquity	6,695b	332,072
Drew Industries	6,031b	164,707
E.W. Scripps, Cl. A	11,956b	118,006
EnerSys	22,532b	780,734
Ethan Allen Interiors	12,356a	312,854
Finish Line, Cl. A	22,421	475,774
Fred's, Cl. A	17,024	248,721
Genesco	10,090b	722,949
Group 1 Automotive	10,190	572,372
Harte-Hanks	18,267	165,316
Haverty Furniture	3,250	36,075
Helen of Troy	13,169b	447,878
Hibbett Sports	11,714b	638,999
Hillenbrand	28,084	644,528
Hot Topic	23,544	238,972
Iconix Brand Group	32,809b	570,220
Interval Leisure Group	18,954	329,800
iRobot	11,801a,b	321,695
Jack in the Box	17,217b	412,691
JAKKS Pacific	15,274a	266,531

JOS. A. Bank Clothiers	11,914b	600,585
K-Swiss, Cl. A	7,151a,b	29,319
Kirkland's	7,728b	125,039
La-Z-Boy	22,258b	332,980
Lincoln Educational Services	6,070	48,014
Lithia Motors, Cl. A	9,678	253,564
Live Nation	58,480b	549,712
Liz Claiborne	40,180a,b	536,805
Lumber Liquidators Holdings	11,733a,b	294,616
M/I Homes	7,103b	87,793
Maidenform Brands	8,073b	181,723
Marcus	13,207	165,748
MarineMax	5,480b	45,100
Marriott Vacations Worldwide	11,747b	334,907
Men's Wearhouse	21,916	849,683
Meritage Homes	10,054b	272,061
Midas	3,262b	37,448
Monarch Casino & Resort	7,716b	79,475
Monro Muffler Brake	12,622	523,687
Movado Group	10,396	255,222
Multimedia Games Holding Company	4,000b	43,840
NutriSystem	12,856a	144,373
OfficeMax	33,165b	189,704
Oxford Industries	5,933	301,515
P.F. Chang's China Bistro	9,353	369,631
Papa John's International	9,619b	362,252
Peet's Coffee & Tea	4,710a,b	347,127
PEP Boys-Manny Moe & Jack	22,845	340,847
Perry Ellis International	4,042b	75,464
PetMed Express	8,671a	107,347
Pinnacle Entertainment	29,082b	334,734
Pool	19,392	725,649
Quiksilver	47,746b	192,894
Red Robin Gourmet Burgers	6,072b	225,818
Ruby Tuesday	26,210b	239,297
Rue21	6,603a,b	193,732
Ruth's Hospitality Group	15,956a,b	121,106
Ryland Group	16,600	320,048
Select Comfort	23,678b	766,930
Shuffle Master	26,456b	465,626
Skechers USA, Cl. A	11,737b	149,295
Sonic	30,891b	237,243
Sonic Automotive, Cl. A	14,152a	253,462
Spartan Motors	19,103	101,055
Stage Stores	14,644	237,819
Standard Motor Products	11,019	195,477
Standard Pacific	42,801a,b	190,892
Stein Mart	13,716b	90,526
Steven Madden	15,287b	653,519
Sturm Ruger & Co.	8,170	401,147
Superior Industries International	10,606	207,241
Texas Roadhouse	25,500	424,320

True Religion Apparel	13,000b	356,200
Tuesday Morning	25,074b	96,284
Universal Electronics	5,548b	110,849
Universal Technical Institute	10,569	139,405
Vitamin Shoppe	13,910b	614,961
VOXX International	10,795b	146,380
Winnebago Industries	10,835a,b	106,183
Wolverine World Wide	22,142	823,240
Zale	15,016b	46,399
Zumiez	9,151a,b	330,443
		34,869,915
Consumer Staples--4.2%
Alliance One International	35,027b	132,052
Andersons	8,598	418,637
B&G Foods	18,469	415,737
Boston Beer, Cl. A	3,978a,b	424,811
Cal-Maine Foods	7,229	276,582
Calavo Growers	2,945a	78,867
Casey's General Stores	16,737	928,234
Central Garden & Pet, Cl. A	17,648b	169,950
Darling International	49,807b	867,638
Diamond Foods	9,644a	220,076
Hain Celestial Group	17,771b	778,548
Inter Parfums	5,856	91,881
J&J Snack Foods	6,103	320,163
Medifast	8,299a,b	144,901
Nash Finch	6,806	193,427
Prestige Brands Holdings	22,000b	384,560
Sanderson Farms	6,795	360,339
Seneca Foods, Cl. A	3,297b	86,843
Snyders-Lance	17,494	452,220
Spartan Stores	10,404	188,520
TreeHouse Foods	14,843b	883,159
United Natural Foods	20,042b	935,160
WD-40	7,323	332,098
		9,084,403
Energy--4.4%
Approach Resources	10,649a,b	393,481
Basic Energy Services	11,848b	205,563
Bristow Group	16,550	789,931
Cloud Peak Energy	29,524b	470,317
Comstock Resources	18,917b	299,456
Contango Oil & Gas	6,645b	391,457
Exterran Holdings	28,054b	370,032
GeoResources	9,066b	296,821
Gulf Island Fabrication	4,769	139,589
Gulfport Energy	19,695b	573,518
Hornbeck Offshore Services	14,981b	629,651
ION Geophysical	57,877b	373,307
Lufkin Industries	13,302	1,072,806
Matrix Service	14,574b	204,182
Overseas Shipholding Group	9,395a	118,659

OYO Geospace	2,370b	249,632
Penn Virginia	19,433	88,420
Petroleum Development	9,299b	344,900
PetroQuest Energy	18,986a,b	116,574
Pioneer Drilling	28,663b	252,234
SEACOR Holdings	8,243b	789,515
Stone Energy	21,935b	627,122
Swift Energy	18,435b	535,168
Tetra Technologies	35,062b	330,284
		9,662,619
Financial--20.5%
Acadia Realty Trust	17,946c	404,503
AMERISAFE	8,863b	219,271
Bank Mutual	27,428	110,809
Bank of the Ozarks	10,744	335,857
BBCN Bancorp	34,987b	389,405
BioMed Realty Trust	69,143c	1,312,334
Boston Private Financial Holdings	39,550	391,940
Brookline Bancorp	27,329	256,073
Calamos Asset Management, Cl. A	11,271	147,763
Cash America International	13,860	664,310
Cedar Realty Trust	27,035c	138,419
City Holding	7,252a	251,789
Colonial Properties Trust	40,472c	879,457
Columbia Banking System	19,020	433,276
Community Bank System	14,448	415,813
Cousins Properties	52,129c	395,138
CVB Financial	38,119	447,517
Delphi Financial Group, Cl. A	23,268	1,041,708
DiamondRock Hospitality	73,889c	760,318
Dime Community Bancshares	7,250	105,923
EastGroup Properties	11,472c	576,124
eHealth	7,144a,b	116,519
Employers Holdings	11,833	209,562
Encore Capital Group	9,800b	220,990
Entertainment Properties Trust	21,278c	986,874
Extra Space Storage	42,297c	1,217,731
EZCORP, Cl. A	19,361b	628,361
F.N.B.	58,523a	706,958
Financial Engines	15,439a,b	345,216
First BanCorp	7,660a,b	33,704
First Cash Financial Services	12,760b	547,276
First Commonwealth Financial	42,767	261,734
First Financial Bancorp	26,488	458,242
First Financial Bankshares	12,227a	430,513
First Midwest Bancorp	34,913	418,258
Forestar Group	17,206b	264,800
Franklin Street Properties	36,863c	390,748
Getty Realty	7,845a,c	122,225
Glacier Bancorp	26,995	403,305
Hanmi Financial	19,542b	197,765
Healthcare Realty Trust	30,688c	675,136

Home Bancshares	12,030	320,118
Horace Mann Educators	18,812	331,467
Independent Bank/MA	7,867	226,019
Infinity Property & Casualty	4,222	220,937
Inland Real Estate	40,817c	362,047
Interactive Brokers Group, Cl. A	20,661	351,237
Investment Technology Group	18,024b	215,567
Kilroy Realty	27,873c	1,299,161
Kite Realty Group Trust	30,671c	161,636
LaSalle Hotel Properties	38,572c	1,085,416
Lexington Realty Trust	60,255a,c	541,692
LTC Properties	12,182c	389,824
Meadowbrook Insurance Group	27,967	260,932
Medical Properties Trust	58,276c	540,801
Mid-America Apartment Communities	16,680c	1,118,060
National Financial Partners	20,190a,b	305,677
National Penn Bancshares	56,583	500,760
Navigators Group	5,614b	265,205
NBT Bankcorp	14,000	309,120
Northwest Bancshares	45,207	574,129
Old National Bancorp	43,161	567,136
Oritani Financial	24,436	358,720
PacWest Bancorp	17,103	415,603
Parkway Properties	10,800c	113,184
Pennsylvania Real Estate
Investment Trust	24,033c	366,984
Pinnacle Financial Partners	17,240b	316,354
Piper Jaffray	6,035b	160,652
Portfolio Recovery Associates	7,873b	564,652
Post Properties	23,569c	1,104,443
Presidential Life	11,148	127,422
PrivateBancorp	27,221	412,943
ProAssurance	13,257	1,168,074
Prospect Capital	46,433a	509,834
Provident Financial Services	19,365	281,373
PS Business Parks	6,912c	453,012
RLI	6,669	477,767
S&T Bancorp	10,431a	226,248
Safety Insurance Group	5,407	225,147
Saul Centers	3,371c	136,054
Selective Insurance Group	21,356	376,079
Simmons First National, Cl. A	8,006	206,795
Sovran Self Storage	10,679c	532,135
Sterling Bancorp	13,860	132,917
Stewart Information Services	8,731	124,068
Stifel Financial	22,277b	842,962
Susquehanna Bancshares	82,527	815,367
SWS Group	14,315	81,882
Tanger Factory Outlet Centers	35,929c	1,068,169
Texas Capital Bancshares	14,237b	492,885
Tompkins Financial	2,078a	83,245
Tower Group	13,813	309,826

Trustco Bank	45,331	258,840
UMB Financial	12,637	565,316
Umpqua Holdings	50,206a	680,793
United Bankshares	17,285a	498,845
United Community Banks	10,107a,b	98,543
United Fire Group	8,268	147,915
Universal Health Realty Income
Trust	3,757c	148,890
Urstadt Biddle Properties, Cl. A	7,633c	150,675
ViewPoint Financial Group	14,598	224,517
Virtus Investment Partners	2,768b	237,439
Wilshire Bancorp	27,279b	131,758
Wintrust Financial	14,480a	518,239
World Acceptance	7,285a,b	446,206
		44,853,377
Health Care--10.8%
Abaxis	9,774b	284,717
Affymetrix	42,792b	182,722
Air Methods	4,042b	352,664
Akorn	28,920b	338,364
Align Technology	29,351b	808,620
Almost Family	3,276b	85,209
Amedisys	11,034b	159,552
AMN Healthcare Services	13,973b	84,676
AmSurg	12,561b	351,457
Analogic	5,612	379,034
ArQule	26,669b	186,950
Bio-Reference Labs	12,544a,b	294,909
Cambrex	15,050b	105,199
Cantel Medical	5,151	129,239
Centene	21,908b	1,072,835
Chemed	9,182	575,528
Computer Programs & Systems	4,209	237,893
CONMED	14,212	424,512
CorVel	2,744b	109,458
Cross Country Healthcare	6,587b	33,001
CryoLife	20,291b	106,934
Cubist Pharmaceuticals	25,307a,b	1,094,528
Cyberonics	10,182b	388,240
Emergent BioSolutions	8,860b	141,760
Ensign Group	5,737	155,817
Enzo Biochem	12,412b	33,388
eResearch Technology	17,748b	138,789
Gentiva Health Services	8,731b	76,309
Greatbatch	11,906b	291,935
Haemonetics	10,541b	734,497
Hanger Orthopedic Group	11,838b	258,779
Healthways	14,763b	108,656
Hi-Tech Pharmacal	5,093b	182,991
ICU Medical	6,630b	325,931
Integra LifeSciences Holdings	8,881b	308,082
Invacare	16,753	277,597

IPC The Hospitalist	6,648b	245,378
Kensey Nash	5,600	163,856
Kindred Healthcare	15,570b	134,525
Landauer	2,835	150,312
LHC Group	3,840b	71,155
Magellan Health Services	12,921b	630,674
Medicines	26,058b	522,984
Medidata Solutions	9,904b	263,843
Meridian Bioscience	15,980	309,692
Merit Medical Systems	15,615b	193,938
Molina Healthcare	12,160b	408,941
Momenta Pharmaceuticals	18,587b	284,753
MWI Veterinary Supply	5,055b	444,840
Natus Medical	12,735b	151,929
Neogen	8,174b	319,358
NuVasive	15,925b	268,177
Omnicell	15,899b	241,824
Palomar Medical Technologies	4,763b	44,486
Par Pharmaceutical Cos.	14,549b	563,483
PAREXEL International	26,901b	725,520
PharMerica	15,905b	197,699
PSS World Medical	23,021b	583,352
Quality Systems	15,901	695,351
Questcor Pharmaceuticals	28,023a,b	1,054,225
Salix Pharmaceuticals	25,320b	1,329,300
Savient Pharmaceuticals	26,366a,b	57,478
SurModics	6,531b	100,381
Symmetry Medical	15,734b	111,239
ViroPharma	31,986b	961,819
West Pharmaceutical Services	13,743	584,490
Zoll Medical	9,425b	873,038
		23,508,812
Industrial--15.0%
A.O. Smith	17,461	784,872
AAON	5,028	101,515
AAR	15,268	278,641
ABM Industries	20,305	493,411
Actuant, Cl. A	30,267	877,440
Aegion	15,139b	269,928
Aerovironment	7,703b	206,517
Albany International, Cl. A	13,389	307,278
Allegiant Travel	6,709a,b	365,640
American Science & Engineering	4,282	287,108
Apogee Enterprises	13,072	169,282
Applied Industrial Technologies	18,554	763,126
Arkansas Best	11,925	224,309
Astec Industries	8,071b	294,430
AZZ	4,354	224,841
Badger Meter	6,473	220,017
Barnes Group	22,452	590,712
Belden	21,523	815,937
Brady, Cl. A	24,352	787,787

Briggs & Stratton	20,268	363,405
Cascade	3,806	190,757
CDI	3,131	56,139
Ceradyne	12,162	395,995
CIRCOR International	6,164	205,076
Comfort Systems USA	20,110	219,400
Consolidated Graphics	4,851b	219,508
Cubic	6,103	288,550
Curtiss-Wright	18,844	697,416
Dolan	10,306b	93,888
Dycom Industries	14,232b	332,460
EMCOR Group	30,702	851,059
Encore Wire	7,090	210,786
EnPro Industries	7,337b	301,551
ESCO Technologies	10,735	394,726
Exponent	6,892b	334,400
Federal Signal	22,865b	127,129
Forward Air	13,988	512,940
Franklin Electric	8,223	403,503
G&K Services, Cl. A	7,384	252,533
GenCorp	24,523b	174,113
Geo Group	22,626b	430,120
Gibraltar Industries	12,694b	192,314
Griffon	13,741	147,029
Healthcare Services Group	25,461	541,555
Heartland Express	19,901	287,768
Heidrick & Struggles International	7,267	160,092
Hub Group, Cl. A	14,563b	524,705
II-VI	20,498b	484,778
Insperity	9,294	284,768
Interface, Cl. A	22,623	315,591
John Bean Technologies	15,535	251,667
Kaman	10,603	359,972
Kaydon	14,557	371,349
Kelly Services, Cl. A	12,552a	200,706
Knight Transportation	22,400	395,584
Lindsay	5,547	367,600
Lydall	11,412b	116,288
Mobile Mini	15,430b	325,882
Moog, Cl. A	19,198b	823,402
Mueller Industries	17,070	775,832
National Presto Industries	1,395a	105,825
Navigant Consulting	25,159b	349,962
NCI Building Systems	9,548b	109,897
Old Dominion Freight Line	20,537b	978,999
On Assignment	13,891b	242,676
Orbital Sciences	28,636b	376,563
Powell Industries	1,916b	65,623
Quanex Building Products	14,208	250,487
Resources Connection	19,091	268,229
Robbins & Myers	20,549	1,069,575
Simpson Manufacturing	17,514	564,827

SkyWest	19,424	214,635
Standex International	5,240	215,836
SYKES Enterprises	21,310b	336,698
Teledyne Technologies	15,429b	972,798
Tennant	9,253	407,132
Tetra Tech	27,933b	736,314
Toro	12,814	911,204
Tredegar	10,597	207,595
TrueBlue	17,956b	321,053
UniFirst	5,744	353,543
United Stationers	20,061	622,493
Universal Forest Products	6,582	226,947
Viad	9,773	189,889
Vicor	13,177	105,416
Watts Water Technologies, Cl. A	13,324	542,953
		32,792,296
Information Technology--18.7%
Advanced Energy Industries	17,019b	223,289
Agilysys	11,488b	103,277
Anixter International	12,706b	921,566
Arris Group	52,113b	588,877
ATMI	12,111b	282,186
Avid Technology	12,944b	142,384
Bel Fuse, Cl. B	4,678	82,660
Benchmark Electronics	21,697b	357,784
Black Box	7,708	196,631
Blackbaud	17,192	571,290
Bottomline Technologies	13,837b	386,606
Brightpoint	28,358b	228,282
Brooks Automation	30,371	374,474
Cabot Microelectronics	10,348	402,330
CACI International, Cl. A	12,324b	767,662
Cardtronics	18,362b	482,002
Ceva	10,974b	249,220
Checkpoint Systems	16,512b	186,255
CIBER	27,944b	118,483
Cirrus Logic	26,271b	625,250
Cognex	17,470	740,029
Cohu	10,332	117,475
CommVault Systems	18,366b	911,688
comScore	11,665b	249,514
Comtech Telecommunications	10,314	336,030
CSG Systems International	15,133b	229,114
CTS	14,660	154,223
Cymer	12,859b	642,950
Daktronics	15,288	135,910
DealerTrack Holdings	17,821b	539,263
Digi International	13,128b	144,277
Digital Generation	10,260b	104,755
Digital River	18,339b	343,123
Diodes	14,390b	333,560
DSP Group	9,503b	63,290

DTS	9,283b	280,532
Ebix	15,510a	359,212
Electro Scientific Industries	12,122	181,951
Entropic Communications	42,658a,b	248,696
EPIQ Systems	15,355	185,796
Exar	24,887b	209,051
FARO Technologies	6,266b	365,496
FEI	16,585b	814,489
Forrester Research	4,399	142,528
GT Advanced Technologies	50,086a,b	414,211
Harmonic	53,499b	292,640
Heartland Payment Systems	18,551	535,011
Higher One Holdings	12,218a,b	182,659
Hittite Microwave	11,832b	642,596
iGATE	10,017b	167,885
InfoSpace	14,909b	190,984
Insight Enterprises	19,949b	437,482
Interactive Intelligence Group	3,979b	121,399
Intermec	23,709b	183,271
Intevac	3,499b	29,742
j2 Global	21,474a	615,874
JDA Software Group	20,207b	555,288
Kopin	36,994b	150,566
Kulicke & Soffa Industries	36,026b	447,803
Liquidity Services	9,068b	406,246
Littelfuse	10,205	639,854
LivePerson	20,361b	341,454
LogMeIn	9,022b	317,845
Manhattan Associates	10,302b	489,654
MAXIMUS	16,013	651,249
Measurement Specialties	4,603b	155,121
Mercury Computer Systems	13,944b	184,758
Methode Electronics	12,046	111,787
Micrel	25,630	262,964
Microsemi	35,209b	754,881
MicroStrategy, Cl. A	3,206b	448,840
MKS Instruments	23,740	701,042
Monolithic Power Systems	12,417b	244,242
Monotype Imaging Holdings	15,926b	237,297
MTS Systems	7,454	395,733
Nanometrics	7,865b	145,581
NCI, Cl. A	4,021b	25,694
Netgear	17,120b	653,984
NetScout Systems	15,122b	307,581
Newport	14,213b	251,854
Novatel Wireless	8,747b	29,302
Oplink Communications	10,378b	177,464
Opnet Technologies	5,572	161,588
OSI Systems	7,248b	444,302
Park Electrochemical	7,368	222,735
PC-Tel	8,368	55,647
Perficient	10,739b	128,975

Pericom Semiconductor	17,289b	139,868
Plexus	16,339b	571,702
Power Integrations	11,649a	432,411
Progress Software	26,208b	619,033
Pulse Electronics	14,418	36,189
Radisys	9,525b	70,485
Rofin-Sinar Technologies	11,487b	302,912
Rogers	5,441b	210,839
Rubicon Technology	6,001b	62,590
Rudolph Technologies	16,113b	179,015
ScanSource	10,093b	376,671
Sigma Designs	11,989b	62,103
Sourcefire	11,252b	541,559
Stamps.com	5,067b	141,268
Standard Microsystems	11,204b	289,847
Stratasys	7,893a,b	288,252
Super Micro Computer	10,040b	175,298
Supertex	5,586b	100,939
Symmetricom	16,665b	96,157
Synaptics	14,694a,b	536,478
Synchronoss Technologies	10,649b	339,916
SYNNEX	11,557b	440,784
Take-Two Interactive Software	35,790b	550,629
Taleo, Cl. A	17,229b	791,328
TeleTech Holdings	11,650b	187,565
Tessera Technologies	24,507	422,746
TriQuint Semiconductor	61,286b	422,567
TTM Technologies	20,468b	235,177
Tyler Technologies	11,898b	457,002
Ultratech	11,322b	328,112
United Online	42,098	205,859
Veeco Instruments	14,839b	424,395
ViaSat	16,920b	815,713
Virtusa	6,840b	118,127
Volterra Semiconductor	9,264b	318,821
Websense	19,578b	412,900
XO Group	15,810b	148,456
		40,892,258
Materials--5.1%
A. Schulman	13,269	358,528
A.M. Castle & Co.	5,781a,b	73,130
AK Steel Holding	45,456a	343,647
AMCOL International	9,737a,b	287,144
American Vanguard	10,293	223,255
Balchem	12,918	390,769
Buckeye Technologies	18,657	633,778
Calgon Carbon	22,124b	345,356
Century Aluminum	23,769b	211,069
Clearwater Paper	8,407b	279,196
Deltic Timber	4,308	272,653
Eagle Materials	18,727	650,763
H.B. Fuller	21,758	714,315

Hawkins	2,581a	96,013
Haynes International	5,207	329,863
Headwaters	25,340b	105,921
Kaiser Aluminum	6,673a	315,366
KapStone Paper and Packaging	18,336b	361,219
Koppers Holdings	8,749	337,361
Kraton Performance Polymers	13,712b	364,328
LSB Industries	8,576b	333,778
Materion	8,997b	258,484
Myers Industries	18,745	276,489
Neenah Paper	6,259	186,143
Olympic Steel	3,542	85,008
OM Group	12,003b	330,203
PolyOne	37,392	538,445
Quaker Chemical	4,764	187,940
RTI International Metals	13,754b	317,167
Schweitzer-Mauduit International	7,875	543,848
Stepan	3,003	263,663
STR Holdings	18,011a,b	87,173
SunCoke Energy	28,641a	406,989
Texas Industries	11,061a	387,246
Wausau Paper	17,094	160,342
Zep	9,052	130,349
		11,186,941
Telecommunication Services--.5%
Atlantic Tele-Network	2,404	87,409
Cbeyond	13,103b	104,824
Cincinnati Bell	76,418b	307,200
General Communication, Cl. A	14,726b	128,411
Lumos Networks	6,033	64,915
Neutral Tandem	17,585b	214,361
NTELOS Holdings	6,987	144,631
USA Mobility	10,075	140,345
		1,192,096
Utilities--4.0%
Allete	15,865	658,239
American States Water	10,058	363,496
Avista	24,759	633,335
Central Vermont Public Service	4,021	141,539
CH Energy Group	7,321	488,530
El Paso Electric	19,026	618,155
Laclede Group	10,791	421,065
New Jersey Resources	17,488	779,440
Northwest Natural Gas	10,922	495,859
NorthWestern	17,300	613,458
Piedmont Natural Gas	28,755a	893,418
South Jersey Industries	11,588	579,864
Southwest Gas	18,360	784,706
UIL Holdings	19,996	695,061
UniSource Energy	15,150	554,036
		8,720,201
Total Common Stocks

(cost $169,211,779)			216,762,918
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.06%, 6/21/12	160,000	[d]	159,979
0.09%, 5/24/12	80,000	[d]	79,994
Total Short-Term Investments
(cost $239,968)			239,973

Other Investment--1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,493,533)	2,493,533	[e]	2,493,533
Investment of Cash Collateral for
Securities Loaned--7.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,827,565)	15,827,565	[e]	15,827,565
Total Investments (cost $187,772,845)	107.7%		235,323,989
Liabilities, Less Cash and Receivables	(7.7%)		(16,881,194)
Net Assets	100.0%		218,442,795

a

Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $15,894,215 and the value of the collateral held by the fund was $16,399,231, consisting of cash collateral of $15,827,565 and U.S Government & Agency securities valued at $571,666.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $47,551,144 of which $56,804,960 related to appreciated investment securities and $9,253,816 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.5
Information Technology	18.7
Consumer Discretionary	16.0
Industrial	15.0
Health Care	10.8
Short-Term/Money Market Investments	8.5
Materials	5.1
Energy	4.4
Consumer Staples	4.2
Utilities	4.0
Telecommunication Services	.5
107.7

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	216,762,918	-	-	216,762,918
Mutual Funds	18,321,098	-	-	18,321,098
U.S. Treasury	-	239,973	-	239,973
Other Financial Instruments:
Futures++	6,888	-	-	6,888

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

STATEMENT OF FINANCIAL FUTURES
March 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2012	($)
Financial Futures Long
Russell 2000 E-mini	86	7,118,220	June 2012	6,888

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2012 (Unaudited)

Common Stocks--93.3%	Shares	Value ($)
Consumer Discretionary--7.0%
Amazon.com	33,990a	6,883,315
Garmin	102,140b	4,795,473
Priceline.com	8,360a	5,998,300
		17,677,088
Information Technology--86.3%
Akamai Technologies	268,230a	9,844,041
Analog Devices	226,780	9,161,912
Apple	29,831a	17,882,790
Broadcom, Cl. A	306,920a	12,061,956
Citrix Systems	64,300a	5,073,913
Cognizant Technology Solutions,
Cl. A	76,505a	5,887,060
Electronic Arts	292,922a	4,827,355
EMC	284,730a	8,507,732
F5 Networks	55,040a	7,428,198
Fortinet	116,650a	3,225,373
Google, Cl. A	14,050a	9,009,422
Informatica	117,921a	6,238,021
LinkedIn, Cl. A	76,450a,b	7,797,136
LogMeIn	66,490a,b	2,342,443
MasterCard, Cl. A	11,070	4,655,378
NetApp	127,570a	5,711,309
Oracle	265,973	7,755,773
Paychex	162,660	5,040,833
QUALCOMM	151,180	10,283,264
Red Hat	145,270a	8,700,220
Salesforce.com	60,830a	9,398,843
SanDisk	189,560a	9,400,280
Seagate Technology	270,730	7,296,173
Skyworks Solutions	353,160a	9,764,874
Teradata	115,440a	7,867,236
Texas Instruments	285,490	9,595,319
VMware, Cl. A	57,890a	6,505,099
Xilinx	197,780	7,205,125
		218,467,078
Total Common Stocks
(cost $178,428,986)		236,144,166

Other Investment--7.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,307,763)	18,307,763[c]	18,307,763
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Plus Fund
(cost $3,324,399)	3,324,399[c]	3,324,399
Total Investments (cost $200,061,148)	101.8%	257,776,328
Liabilities, Less Cash and Receivables	(1.8%)	(4,595,002)
Net Assets	100.0%	253,181,326

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $3,230,043 and the value of the collateral held by the fund was $3,324,399.
c	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $57,715,180 of which $58,280,523 related to appreciated investment securities and $565,343 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	86.3
Money Market Investments	8.5
Consumer Discretionary	7.0
101.8

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domes	236,144,166	-	-	236,144,166
Mutual Funds	21,632,162	-	-	21,632,162
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)